Convertible Debentures (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Effects of foreign exchange	$ 7,233	$ (134,117)	$ 153,003
Payments	(512,914)	(435,197)
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,739,678	1,995,609
Conversion to common shares	(1,042,951)	(37,733)
Interest accretion	510,678	246,015
Deemed extinguishment		(2,147,550)
Effects of foreign exchange		(56,341)
Balance after deemed extinguishment
Deemed re-issuance		2,464,241
Fair value of derivative liability		(787,264)
Conversion to common shares		(75,130)
Interest accretion		146,964
Payments	(1,312,722)	(44,138)
Effects of foreign exchange	105,317	$ 35,005
Ending balance